FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: September 30, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Advisors LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11214

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
--------------------------------------
(Signature)

White Plains, New York
--------------------------------------
(City, State)

November 7, 2007
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 3

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: $31,296 (thousands)

List of Other Included Managers:

     (1) Partners Group  Alternative  Strategies PCC Limited
     (2) R2 Investments, LDC
     (3) Coast Troob Strategy Investments Ltd.

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                                                            FORM 13F

QTR ENDED: 9/30/07               Name of Reporting Managers: Troob Capital Advisors LLC           (SEC USE ONLY)

                     Name of Other Reporting Manager:           1 = Partners Group Alternative Strategies PCC Limited
                                                                2 = R2 Investments, LDC
                                                                3 = Coast Troob Strategy Investments Ltd.

        Item 1:            Item 2:           Item3:   Item 4:          Item 5:       Item 6:   Item 7:             Item 8:
     Name of Issuer     Title of Class       CUSIP  Fair Market Shares or          Investment  Other         Voting Authority
                                                      Value     Principal Sh/ Put/ Discretion Managers
                                                    (x $1000)   Amount    Prn Call                      (a) Sole (b) Shared (c) None
Bon-Ton Stores                 COM           09776J101     525      23,113 SH         Shared    3                    23,113
Bowater, Inc.                  COM           102183100     511      34,238 SH         Shared    1                    34,238
Bowater, Inc.                  COM           102183100     247      16,566 SH         Shared    2                    16,566
CVS/Caremark Corp              COM           126650900     665       1,796 SH  Calls  Shared    1                     1,796
Celanese Corp                  COM SER A     150870103     936      24,000 SH         Shared    1                    24,000
Chiquita Brands Int            COM           170032809     221      13,935 SH         Shared    1                    13,935
Comcast Corp New               COM           20030N900     113         579 SH  Calls  Shared    1                       579
Comcast Corp New               COM           20030N900     134         689 SH  Calls  Shared    2                       689
Constar International Inc New  COM           21036U107   1,865     403,763 SH         Shared    1                   403,763
Goodyear Tire & Rubber Co.     COM           382550101   5,960     196,000 SH         Shared    1                   196,000
Hayz Lemmerz Intl              COM NEW       420781304   4,989   1,199,336 SH         Shared    1                 1,199,336
Hayz Lemmerz Intl              COM NEW       420781304   2,039     490,000 SH         Shared    2                   490,000
Ishares Russell 2000           COM           464287955     391       2,386 SH  Puts   Shared    1                     2,386
Ishares Russell 2000           COM           464287955     107         511 SH  Puts   Shared    1                       511
Materials Select SPDR          SBI MATERIALS 81369Y900      91         522 SH  Calls  Shared    1                       522
Materials Select SPDR          SBI MATERIALS 81369Y900     183       1,045 SH  Calls  Shared    3                     1,045
Nalco Holdings                 COM           62985Q101   2,105      70,986 SH         Shared    1                    70,986
Northwest Airlines Corp        COM           667280408   2,678     150,448 SH         Shared    1                   150,448
Northwest Airlines Corp        COM           667280408   2,479     139,250 SH         Shared    2                   139,250
Orbcomm Inc                    COM           68555P100   1,770     235,106 SH         Shared    1                   235,106
Orbcomm Inc                    COM           68555P900      13       2,609 SH  Calls  Shared    1                     2,609
Pilgrim's Pride Corp.          COM           721467108   2,860      82,350 SH         Shared    1                    82,350
Sally Beauty Holdings          COM           79546E904      71       2,178 SH  Calls  Shared    1                     2,178
Superior Industries Intl       COM           868168955      24         295 SH  Puts   Shared    1                       295
Superior Industries Intl       COM           868168955       9         115 SH  Puts   Shared    2                       115
Time Warner Inc                COM           887317905     142         561 SH  Calls  Shared    1                       561
Time Warner Inc                COM           887317905     168         666 SH  Calls  Shared    2                       666


                                       Value Total:  31,296

                                        Entry Total:     27
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